Supplement dated November 15, 2000
                    to Prospectus dated April 28, 2000
                     of ING Variable Insurance Trust

                        ING Global Brand Names Fund


This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.


* On November 1, 2000, ING Pilgrim Securities, Inc. ("ING Pilgrim Securities") became the named distributor of ING Variable Insurance Trust. ING Pilgrim Securities is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. All references to the Distributor should be read to mean ING Pilgrim Securities, Inc.

* On November 1, 2000, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 became the custodian to the ING Global Brand Names Funds.

* The first sentence in the second paragraph in the section of the Statement of Additional Information entitled "Obtaining Additional Information" should be deleted and the following sentence should be inserted:

    If you wish to obtain fee copies of the Fund's current SAI, please call the ING Variable Annuities' Customer Service Desk at 1-800-366-0066.

* The names and addresses for the Distributor, Custodian, and Transfer Agent as reflected on the back cover page of the prospectus should now read as follows:

         Distributor
           ING Pilgrim Securities, Inc.
           7337 East Doubletree Ranch Road
           Scottsdale,AZ  85258

         Global & International Custodian
           Brown Brothers Harriman & Co.
           40 Water Street
           Boston, MA  02109

         Transfer Agent
           DST Systems, Inc.
           P.O. Box 219368
           Kansas City, MO  64121-9368


If you would like more information about ING Variable Insurance Trust call the ING Variable Annuities' Customer Service Desk at 1-800-366-0066.


                          INGV-PROSSUPP-00-1

                    Supplement dated November 15, 2000
                to the Statement of Additional Information
                          dated April 28, 2000
                     of ING Variable Insurance Trust



This Supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.

* The phone number 1-877-INFO-ING (1-877-469-6464) throughout this Statement of Additional Information should be deleted and replaced with 1-800-366-0066.

* All references to ING Funds Distributor, Inc. ("IFD" or the "Distributor") should be replaced with ING Pilgrim Securities, Inc. ("IPS" or the "Distributor").

* Beginning on page 30, the "Management" section, should be deleted in its entirety and replaced with the following:

                              	"MANAGEMENT

  Trustees and Officers

  The business and affairs of the Funds are managed under the direction of the Board of Trustees. The principal occupations of the Trustees and executive officers of the Funds for the past five years are listed below. The address of each, unless otherwise indicated, is 1475 Dunwoody Drive, West Chester, PA 19380. Trustees deemed to be "interested persons" of the Funds for purposes of the 1940 Act are indicated by an asterisk.

  Robert W. Stallings, Chief Executive Officer and President - Age 51, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Chairman, Chief Executive Officer and President of Pilgrim Group, Inc. ("Pilgrim Group") (since December 1994); Chairman (since December 1994), President and Chief Investment Officer (since August 2000) Pilgrim Investments, Inc.;
  Chairman, Pilgrim Securities, Inc. ("Pilgrim Securities") (since December
  1994);  President and Chief Executive Officer of Pilgrim Funding, Inc.
  (since November 1999); and Chairman, President and Chief Executive Officer of Pilgrim Capital Corporation (since August 1991). Mr. Stallings is also a
  Director,   Trustee, or a member of the Advisory Board of each of the Funds managed by the Investment Manager.

  Joseph N. Hankin, Trustee - Age 60, Four Merion Drive, Purchase, NY 10577-1302. President, Westchester Community College (since 1971); Adjunct Professor of Columbia University Teachers College (since 1976). Dr. Hankin is also a Trustee of the First Choice Funds and Stagecoach Funds.

  Jack D. Rehm, Trustee - Age 67, 3131 Fleur Drive, Des Moines, IA 50321. Chairman of the Board (Retired) of Meredith Corp. (1992-1997); President and Chief Executive Officer of Meredith Corp. (1989-1996). Mr. Rehm is also a Director of Meredith Corp., International Multifoods Corp. and Star Tek, Inc.

  Blaine E. Rieke, Trustee - Age 66, 6111 North Berkeley Blvd., Milwaukee, WI 53217. General Partner of Huntington Partners (1997-present); Chairman and Chief Executive Officer of Firstar Trust Company (1973-1996). Mr. Rieke is also a Director of Morgan Chase Trust Company.

  Richard A. Wedemeyer, Trustee - Age 63, 78 Summit Road, Riverside, CT 06878. Vice President, The Channel Corporation (1996-present); Vice President of

  Performance Advantage, Inc. (1992-1996); Vice President, Operations and Administration of Jim Henson Productions (1979-1997). Mr. Wedemeyer is also a Trustee of the First Choice Funds.

  James M. Hennessy, Senior Executive Vice President, Chief Operating Officer and Secretary - Age 51, 7337 East Doubletree Ranch Road, Scottsdale, AZ
  85258. Senior Executive Vice President and Chief Operating Officer (since
  June 2000) and Secretary (since April 1995), Pilgrim Capital (formerly
  Express America Holdings Corporation), Pilgrim Group, Pilgrim Securities and Pilgrim Investments; Senior Executive Vice President and Secretary of each of the other Pilgrim Funds. Formerly Executive Vice President , Pilgrim Capital Corporation and its affiliates (May 1998 - June 2000) and Senior Vice President, Pilgrim Capital and its affiliates (April 1995 - April 1998).

  Stanley D. Vyner, Executive Vice President - Age 50, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Executive Vice President of most of the other Pilgrim Funds (since July 1996). Formerly President and Chief Executive Officer (August 1996 - August 2000), Pilgrim Investments; Chief Executive Officer (November 1993 - December 1995) HSBC Asset Management (Americas), Inc.

  Mary Lisanti, Executive Vice President - Age 44, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Executive Vice President of most of the Pilgrim Funds (since May 1998). Formerly Portfolio Manager, Strong Capital Management; Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp. (1993 - 1996).

  Michael J. Roland, Senior Vice-President - Age 42, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Senior Vice President and Chief Financial Officer, Pilgrim Group, Pilgrim Investments and Pilgrim Securities (since
  June 1998); Senior Vice President and Principal Financial Officer of each of the other Pilgrim Funds. He served in same capacity from January, 1995 - April, 1997. Formerly, Chief Financial Officer of Endeaver Group (April 1997 to June 1998).

  Robert S. Naka, Senior Vice President and Assistant Secretary - Age 37, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Senior Vice President, Pilgrim Investments (since November 1999) and Pilgrim Group, Inc. (since August 1999). Senior Vice President and Assistant Secretary of each of the other Pilgrim Funds. Formerly Vice President, Pilgrim Investments (April 1997
  - October 1999), Pilgrim Group, Inc. (February 1997 - August 1999). Formerly Assistant Vice President, Pilgrim Group, Inc. (August 1995 - February
  1997).  Formerly Operations Manager, Pilgrim Group, Inc. (April 1992 -
  April 1995).

  Robyn L. Ichilov, Vice President - Age 33, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Vice President, Pilgrim Investments (since August
  1997), Accounting Manager (since November 1995). Vice President and Treasurer of most of the other Pilgrim Funds. Formerly Assistant Vice President and Accounting Supervisor for PaineWebber (June 1993 - April 1995).

  Donald Brostrom, Treasurer - Age 41. Executive Vice President and Chief Financial Officer, ING Mutual Funds Management Co. LLC (1998-present); Director, Treasurer and Chief Operating Officer, ING Funds Distributor, Inc. (1999-present); Managing Director, Furman Selz LLC (1984-1998).

  Louis S. Citron, Vice President - Age 35. Senior Vice President and General Counsel, ING Mutual Funds Management Co. LLC (1998-present); Attorney at Kramer, Levin, Naftalis & Frankel (1994-1998).

  Charles Eng, Assistant Treasurer - Age 36. Fund Accounting Manager, ING Mutual Funds Management Co. LLC (1998-present); Assistant Treasurer, Chase Manhattan Bank (1997-1998); Assistant Manager, BISYS Fund Services (1996-1997); Associate Director, Furman Selz LLC (1992-1996).

  Amy Lau, Assistant Treasurer - Age 34. Fund Administration Manager, ING
  Mutual Funds Management Co. LLC (1998-present); Assistant Vice President, Smith Barney Asset Management (1996-1998); Associate Director, Furman Selz LLC (1992-1995).

  Trustees of the Funds not affiliated with IMFC or IPS receive from the Funds an annual retainer of $2,500.00 and a fee of $417.00 for Board of Trustees meetings and Board committee meeting of the Funds attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with IMFC or IPS do not receive compensation from the Funds."


  The sub-section entitled "Distribution of Fund Shares" in the section of the Statement of Additional Information entitled "Management" should be deleted and the following section should be inserted:

  Distribution of Fund Shares

  ING Pilgrim Securities, Inc., located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, serves as distributor and principal underwriter of the Funds. As distributor, IPS is obligated to sell shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis. IPS is affiliated with the Manager and the Sub-Advisers by reason of common ownership.

  The sub-section entitled "Transfer Agent, Fund Accountant and Account Services" in the section of the Statement of Additional Information entitled "Management" should be deleted and the following section should be inserted:

  Account Services

  ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Trust pursuant to which ING Fund Services will perform or engage third parties to perform account services and other services. ING Fund Services is an affiliate of the Manager and the Distributor by reason of common ownership. Under the Fund Services
  Agreement, the Fund may pay ING Fund Services annually up to 0.25% of the Fund's average daily net assets annually for account servicing activities.
  ING Fund Services may engage third parties to perform some or all of these services. Account servicing may include, but is not limited to, (i) maintaining shareholder accounts; (ii) preparing shareholder statements, confirmations and shareholder lists; (iii) mailing shareholder statements, confirmations, prospectuses, statements of additional information, annual and semi-annual reports and proxy statements; (iv) tabulating proxies; (v) disbursement of dividends and other distributions; (vi) withholding taxes on U.S. residents and non-resident accounts where applicable; (vii) preparation and filing of U.S. Treasury Department Forms 1099 and other appropriate forms required by applicable statutes, rules and regulations; and
  (viii) providing such other similar services directly to shareholder accounts.



                                   INGV-SAISUPP-00-1